Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	Evermore Funds Trust
Central Index Key	0001472754
Amendment Flag	false
Document Creation Date	Apr. 27, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Evermore Global Value Fund | Evermore Global Value Fund Investor Class
Prospectus:
Trading Symbol	EVGBX
Evermore Global Value Fund | Evermore Global Value Fund Institutional Class
Prospectus:
Trading Symbol	EVGIX